[logo – American Funds®]

American High-Income
Municipal Bond Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

November 5, 2008

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American High-Income Municipal Bond Fund, Inc.
File Nos. 033-80630 and 811-08576

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 31, 2008 of Registrant's Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

Attachment